Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Stock-Based Compensation

8. Stock-Based Compensation

The Company recognizes compensation expense for all share-based compensation awarded to employees, net of forfeitures, using a fair value-based method. The grant-date fair value of each award is amortized to expense over the award’s vesting period. Compensation expense associated with share-based awards is included in selling, general and administrative expenses in the accompanying consolidated condensed statements of operations and comprehensive income (loss).

The Company adopted the Wilco Acquisition, LP 2016 Equity Incentive Plan (the “2016 Plan”) under which it may grant profit interests of Wilco Acquisition, LP (the “Parent Company”), in the form of Incentive Common Units, to members of management, key employees and independent directors of the Parent Company and its subsidiaries. The General Partner of the Parent Company (or a subcommittee thereof appointed to administer the 2016 Plan) is authorized to make grants and to make various other decisions under the 2016 Plan. The maximum number of Incentive Common Units reserved for issuance under the 2016 Plan is 92,917,083. The maximum number of Incentive Common Units awarded to independent directors of the Parent Company shall not exceed 2,581,030.

Service-based vesting

The Parent Company grants Incentive Common Units, subject to service-based vesting, to members of management, key employees and independent directors. Pursuant to the 2016 Plan, total stock-based compensation expense related to service-based awards recognized in the three months ended March 31, 2021 and 2020 was $0.5 million and $0.5 million, respectively. Stock-based compensation expense is recognized on a straight-line basis over the vesting period, generally five years. Stock-based compensation expense is adjusted for forfeitures as incurred. As of March 31, 2021, the remaining unrecognized compensation expense from unvested service-based incentive units was $4.3 million, which will be recognized over a weighted-average period of 3.47 years. There were no service-based units granted during the first three months of 2021.

Performance-based vesting

Members of management, key employees and independent directors are granted Incentive Common Units in the Parent Company, subject to performance-based vesting. For such units, vesting is generally contingent upon a change-in-control, including in the event of an initial public offering (“IPO”), and the achievement of specified investment returns of certain Parent Company unit holders. In the event of an IPO, the performance-based vesting requirements will convert to service-based vesting requirements. Since a change in control or IPO cannot be assessed as probable before it occurs, no compensation expense has been recorded for the performance-based units that have been granted under the 2016 Plan. There were no performance-based units granted during the first three months of 2021.

9. Stock-Based Compensation

The Company recognizes compensation expense for all share-based compensation awarded to employees, net of forfeitures, using a fair value-based method. The grant-date fair value of each award is amortized to expense over the award’s vesting period. Compensation expense associated with share-based awards is included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income (loss).

The Company adopted the Wilco Acquisition, LP 2016 Equity Incentive Plan (the “2016 Plan”) under which it may grant profit interests of Wilco Acquisition, LP (the “Parent Company”), in the form of Incentive Common Units, to members of management, key employees and independent directors of the Parent Company and its subsidiaries. The General Partner of the Parent Company (or a subcommittee thereof appointed to administer the 2016 Plan) is authorized to make grants and to make various other decisions under the 2016 Plan. The maximum number of Incentive Common Units reserved for issuance under the 2016 Plan is 92,917,083. The maximum number of Incentive Common Units awarded to independent directors of the Parent Company shall not exceed 2,581,030.

Service-based vesting

The Parent Company grants Incentive Common Units, subject to service-based vesting, to members of management, key employees and independent directors. Pursuant to the 2016 Plan, total stock-based compensation expense related to service-based awards recognized in the years ended December 31, 2020, 2019 and 2018 was $1.9 million, $1.8 million and $2.9 million, respectively. Stock-based compensation expense is recognized on a straight-line basis over the vesting period, generally five years. Stock-based compensation expense is adjusted for forfeitures as incurred. As of December 31, 2020, the remaining unrecognized compensation expense from unvested service-based incentive units was $4.7 million, which will be recognized over a weighted-average period of 3.52 years.

The following table summarizes the activity of service-based units and respective weighted-average fair market value per unit in relation to the 2016 Plan for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Units	FMV	Units	FMV	Units	FMV
Outstanding at beginning of period	48,667,422	$0.34	43,071,537	$0.36	35,651,263	$0.40
Issued	4,170,049	$0.31	17,086,750	$0.27	15,446,621	$0.28
Forfeited	(1,985,215)	$0.31	(11,490,865)	$0.31	(8,003,118)	$0.39
Redeemed	—	—	—	—	(23,229)	$0.39

Outstanding at end of period	50,852,256	$0.32	48,667,422	$0.34	43,071,537	$0.36

Outstanding and vested at beginning of period	24,614,338	$0.38	19,244,975	$0.39	11,115,315	$0.39
Vested	6,749,005	$0.29	5,369,363	$0.36	8,152,889	$0.37
Redeemed	—	—	—	—	(23,229)	$0.39

Outstanding and vested at end of period	31,363,343	$0.36	24,614,338	$0.38	19,244,975	$0.39

Outstanding and unvested at end of period	19,488,913	$0.25	24,053,084	$0.29	23,826,562	$0.34

Performance-based vesting

Members of management, key employees and independent directors are granted Incentive Common Units in the Parent Company, subject to performance-based vesting. For such units, vesting is generally contingent upon a change-in-control, including in the event of an initial public offering (“IPO”), and the achievement of specified investment returns of certain Parent Company unit holders. In the event of an IPO, the performance-based vesting requirements will convert to service-based vesting requirements. Since a change in control or IPO cannot be assessed as probable before it occurs, no compensation expense has been recorded for the performance-based units that have been granted under the 2016 Plan.

The following table summarizes the activity of performance-based units and respective weighted-average fair market value per unit in relation to the 2016 Plan for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Units	FMV	Units	FMV	Units	FMV
Outstanding at beginning of period	35,075,204	$0.18	35,532,014	$0.25	34,398,044	$0.30
Issued	4,170,049	$0.19	17,086,750	$0.09	15,446,621	$0.17
Forfeited	(4,180,426)	$0.23	(17,543,560)	$0.23	(14,312,651)	$0.29

Outstanding at end of period	35,064,827	$0.16	35,075,204	$0.18	35,532,014	$0.25

Outstanding and unvested at beginning of period	35,064,827	$0.16	35,075,204	$0.18	35,532,014	$0.25

The fair value of each 2016 Plan incentive unit grant was determined using the Monte Carlo analysis. The fair value was derived by determining the equity valuation of the Company, and subsequently allocating the equity value among the securities that comprise the capital structure of the Company using the option-pricing method. The following weighted-average assumptions were used for the respective periods. Term is management’s probability-weighted estimate of the holding period expected for the equity sponsor, based on various scenarios contemplated in the Monte Carlo analysis. Volatility is measured using comparable companies’ publicly traded common stock prices, historical volatility using the log-return of daily stock prices for each comparable company, and, when available, implied volatilities of publicly traded options on the companies’ stock by backsolving the Black-Scholes option pricing model.

	2020	2019	2018
Risk-free interest rate	0.1%	2.3%	2.4%
Term	1 year	2 years	3 years
Volatility	72.5%	30.0%	35.0%
Expected dividend	—%	—%	—%